Basis of preparation - consolidated financial statements (Details) - Turky € in Millions	6 Months Ended
Sep. 30, 2022 EUR (€)
Disclosure of Basis Of Preparation [Line Items]
Impact of hyperinflationary accounting on revenue	€ 21
Impact of hyperinflationary accounting on operating profit	(14)
Impact of hyperinflationary accounting on profit (loss)	(40)
Impact of hyperinflationary accounting on non-current assets	780
Impact of hyperinflationary accounting on equity	€ 659